Loss per share (Tables)	6 Months Ended
Jun. 30, 2013
Earnings per share [Abstract]
Loss Per Share
The Company calculates basic and diluted losses per share as follows:
	Six month period ended June 30,
	2012			2013
	Loss (numerator)	Weighted-average number of outstanding shares (denominator)	Amount per share	Loss (numerator)	Weighted-average number of outstanding shares (denominator)	Amount per share
Net loss attributable to DryShips	(65,658)	-	-	(134,845)	-	-
Less: Allocation of undistributed earnings to non-vested stock	-	-	-	(23)	-	-
Basic and diluted LPS
Loss attributable to common stockholders	$ (65,658)	380,152,244	$(0.17)	$(134,868)	382,657,244	$(0.35)